Fees Summary	Aug. 05, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 39,945,000
Previously Paid Amount	0
Total Fee Amount	5,895.89
Total Offset Amount	0
Net Fee	$ 5,895.89